Transferred financial assets that are not derecognized in their entirety (Tables)	12 Months Ended
Dec. 31, 2019
Notes Transferred Financial Assets Not Derecognized [Line Items]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory
Transferred financial assets subject to continued recognition in full
USD million	31.12.19		31.12.18
	Carrying amount of transferred assets	Carrying amount of associated liabilities recognized on balance sheet	Carrying amount of transferred assets	Carrying amount of associated liabilities recognized on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties	41,285	16,671	32,121	4,674
relating to securities lending and repurchase agreements in exchange for cash received	16,945	16,671	4,726	4,674
relating to securities lending agreements in exchange for securities received	24,082	0	26,234	0
relating to other financial asset transfers	258	0	1,161	0
Financial assets at fair value not held for trading that may be sold or repledged by counterparties	188	187	0	0
Total financial assets transferred	41,473	16,858	32,121	4,674

UBS AG
Notes Transferred Financial Assets Not Derecognized [Line Items]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory
Transferred financial assets subject to continued recognition in full
USD million	31.12.19		31.12.18
	Carrying amount of transferred assets	Carrying amount of associated liabilities recognized on balance sheet	Carrying amount of transferred assets	Carrying amount of associated liabilities recognized on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties	41,285	16,671	32,121	4,674
relating to securities lending and repurchase agreements in exchange for cash received	16,945	16,671	4,726	4,674
relating to securities lending agreements in exchange for securities received	24,082	0	26,234	0
relating to other financial asset transfers	258	0	1,161	0
Financial assets at fair value not held for trading that may be sold or repledged by counterparties	188	187	0	0
Total financial assets transferred	41,473	16,858	32,121	4,674